Consolidated Statements Of Income In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Net revenues
Sales of products	$ 222,373	¥ 20,914,150	¥ 17,511,916	¥ 17,820,520
Financing operations	12,228	1,150,042	1,071,737	1,173,168
Total	234,601	22,064,192	18,583,653	18,993,688
Costs and expenses
Cost of products sold	191,500	18,010,569	15,795,918	15,985,783
Cost of financing operations	6,703	630,426	592,646	629,543
Selling, general and administrative	22,353	2,102,309	1,839,462	1,910,083
Total costs and expenses	220,556	20,743,304	18,228,026	18,525,409
Operating income	14,045	1,320,888	355,627	468,279
Other income (expense)
Interest and dividend income	1,049	98,673	99,865	90,771
Interest expense	(244)	(22,967)	(22,922)	(29,318)
Foreign exchange gain, net	59	5,551	37,105	14,305
Other income (loss), net	16	1,504	(36,802)	19,253
Total other income (expense)	880	82,761	77,246	95,011
Income before income taxes and equity in earnings of affiliated companies	14,925	1,403,649	432,873	563,290
Provision for income taxes	5,866	551,686	262,272	312,821
Equity in earnings of affiliated companies	2,461	231,519	197,701	215,016
Net income	11,520	1,083,482	368,302	465,485
Less: Net income attributable to noncontrolling interests	(1,290)	(121,319)	(84,743)	(57,302)
Net income attributable to Toyota Motor Corporation	$ 10,230	¥ 962,163	¥ 283,559	¥ 408,183
Net income attributable to Toyota Motor Corporation per share
- Basic	$ 3.23	¥ 303.82	¥ 90.21	¥ 130.17
- Diluted	$ 3.23	¥ 303.78	¥ 90.20	¥ 130.16
Cash dividends per share	$ 0.96	¥ 90.00	¥ 50.00	¥ 50.00